UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2009
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		November 11, 2009

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		             0
						     ----------
Form 13F Information Table Entry Total                      22
						     ----------
Form 13F Information Table Value Total	              $109,866
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aecom Technology Corp Delara   COM	      00766T100     3006   110,770  SH         SOLE    NONE  110,770	   0	0
Aerovironment Inc.	       COM	      008073108     1807    64,346  SH	       SOLE    NONE   64,346	   0	0
Bank of New York Mellon Corp   COM	      064058100     3471   119,735  SH	       SOLE    NONE  119,735	   0	0
CACI Intl Inc 	               CL A	      127190304     2529    53,498  SH	       SOLE    NONE   53,498	   0	0
Covidien Plc	               SHS	      G2554F105     4701   108,680  SH	       SOLE    NONE  108,680	   0	0
Ebay Inc.	               COM	      278642103     5697   241,391  SH	       SOLE    NONE  241,391	   0	0
Fidelity National Financial    CL A	      31620R105    10117   670,909  SH	       SOLE    NONE  670,909	   0	0
Hewlett Packard Co.	       COM	      428236103     3369    71,358  SH	       SOLE    NONE   71,358	   0	0
International Business Machs   COM	      459200101     6782    56,703  SH	       SOLE    NONE   56,703	   0	0
Lender Processing Svcs Inc.    COM	      52602E102     5957   156,058  SH	       SOLE    NONE  156,058	   0	0
McDonalds Corp	               COM	      580135101     3293    57,699  SH	       SOLE    NONE   57,699	   0	0
McCormick & Co. Inc	       COM NON VTG    579780206     2409    70,970  SH	       SOLE    NONE   70,970	   0	0
Nuance Communications, Inc     COM	      67020Y100     4349   290,682  SH	       SOLE    NONE  290,682	   0	0
Platinum Underwriter Hldgs L   COM	      G7127P100    10694   298,371  SH	       SOLE    NONE  298,371	   0	0
SAIC, Inc	               COM	      78390X101     1556    88,693  SH	       SOLE    NONE   88,693	   0	0
Skillsoft PLC	               SPONSORED ADR  830928107     8948   932,073  SH	       SOLE    NONE  932,073	   0	0
Scotts Miracle Gro Co.	       CL A	      810186106     5856   136,346  SH	       SOLE    NONE  136,346	   0	0
Stanley Inc	               COM	      854532108     4687   182,242  SH	       SOLE    NONE  182,242	   0	0
Tempur Pedic Intl, Inc.	       COM	      88023U101     5867   309,785  SH	       SOLE    NONE  309,785	   0	0
Thomson Reuters Corp.	       COM	      884903105     4817   143,491  SH	       SOLE    NONE  143,491	   0	0
Ultra Clean Hldgs, Inc.	       COM	      90385V107     8477 1,642,892  SH	       SOLE    NONE1,642,892	   0	0
Ultratech Inc.	               COM	      904034105     1477   111,632  SH	       SOLE    NONE  111,632	   0	0

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